Business Combination (Details)	Dec. 31, 2019 USD ($)
Assets acquired:
Cash	$ 10,353
Property, plant and equipment	1,975,864
Customer list	940,000
Trade names	140,000
Goodwill	4,337,660
Other intangibles	22,300
Total assets acquired	7,426,177
Liabilities assumed
Affiliate advances	(3,013,706)
Accounts payable	(241,716)
Debt	(120,447)
Total liabilities assumed	(3,375,869)
Non-controlling interests	(712,854)
Total	$ 3,337,454